Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
MIROVA GLOBAL GREEN BOND FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.55% to 0.50%. Mirova US, LLC. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, N, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class N	Class Y
Management fees 1	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%
Other expenses 2	0.64%	0.53%	0.64%
Total annual fund operating expenses	1.39%	1.03%	1.14%
Fee waiver and/or expense reimbursement 3,4	0.46%	0.40%	0.46%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	0.63%	0.68%
1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses includes interest expense of 0.01% not disclosed in the Fund’s financial highlights table
3
Mirova US LLC (“Mirova US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class N and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3
Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$516	$765	$1,074	$1,951
Class N	$64	$253	$496	$1,191
Class Y	$69	$276	$544	$1,309
VAUGHAN NELSON SMALL CAP VALUE FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.90% to 0.85%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.85%	0.85%	0.85%	0.85%		0.85%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses 2	0.38%	0.38%	5.64%	0.38	% 3	0.38%
Total annual fund operating expenses	1.48%	2.23%	6.49%	1.48%		1.23%
Fee waiver and/or expense reimbursement 4,5	0.23%	0.23%	5.54%	0.23%		0.23%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%		1.00%
1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses include acquired fund fees and expenses of less than 0.01%.
3	Other expenses for Class T shares are estimated for the current fiscal year.
4
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

5
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expense for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$695	$976	$1,298	$2,207

Class C	$303	$656	$1,156	$2,341
Class N	$97	$986	$2,338	$5,545
Class T	$374	$665	$998	$1,938
Class Y	$102	$348	$634	$1,450

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$203	$656	$1,156	$2,341
NATIXIS OAKMARK INTERNATIONAL FUND
(the “Fund”)
Effective July 1, 2021, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y

Management fees 1	0.78%	0.78%	0.78%	0.78%		0.78%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%

Other expenses 1	0.33%	0.33%	0.39%	0.33	% 2	0.33%

Total annual fund operating expenses	1.36%	2.11%	1.17%	1.36%		1.11%

Fee waiver and/or expense reimbursement 3,4	0.21%	0.21%	0.32%	0.21%		0.21%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	1.15%		0.90%
1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.
2	Other expenses for Class T shares are estimated for the current fiscal year.
3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$685	$944	$1,241	$2,084

Class C	$293	$623	$1,098	$2,218

Class N	$87	$312	$586	$1,367

Class T	$364	$632	$939	$1,811

Class Y	$92	$314	$573	$1,316

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$193	$623	$1,098	$2,218

Mirova Global Green Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
MIROVA GLOBAL GREEN BOND FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.55% to 0.50%. Mirova US, LLC. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, N, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class N	Class Y
Management fees 1	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%
Other expenses 2	0.64%	0.53%	0.64%
Total annual fund operating expenses	1.39%	1.03%	1.14%
Fee waiver and/or expense reimbursement 3,4	0.46%	0.40%	0.46%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	0.63%	0.68%
1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses includes interest expense of 0.01% not disclosed in the Fund’s financial highlights table
3
Mirova US LLC (“Mirova US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class N and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3
Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$516	$765	$1,074	$1,951
Class N	$64	$253	$496	$1,191
Class Y	$69	$276	$544	$1,309

Vaughan Nelson Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
VAUGHAN NELSON SMALL CAP VALUE FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.90% to 0.85%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.85%	0.85%	0.85%	0.85%		0.85%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses 2	0.38%	0.38%	5.64%	0.38	% 3	0.38%
Total annual fund operating expenses	1.48%	2.23%	6.49%	1.48%		1.23%
Fee waiver and/or expense reimbursement 4,5	0.23%	0.23%	5.54%	0.23%		0.23%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%		1.00%
1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses include acquired fund fees and expenses of less than 0.01%.
3	Other expenses for Class T shares are estimated for the current fiscal year.
4
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

5
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expense for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$695	$976	$1,298	$2,207

Class C	$303	$656	$1,156	$2,341
Class N	$97	$986	$2,338	$5,545
Class T	$374	$665	$998	$1,938
Class Y	$102	$348	$634	$1,450

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$203	$656	$1,156	$2,341

Natixis Oakmark International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
NATIXIS OAKMARK INTERNATIONAL FUND
(the “Fund”)
Effective July 1, 2021, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y

Management fees 1	0.78%	0.78%	0.78%	0.78%		0.78%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%

Other expenses 1	0.33%	0.33%	0.39%	0.33	% 2	0.33%

Total annual fund operating expenses	1.36%	2.11%	1.17%	1.36%		1.11%

Fee waiver and/or expense reimbursement 3,4	0.21%	0.21%	0.32%	0.21%		0.21%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	1.15%		0.90%
1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.
2	Other expenses for Class T shares are estimated for the current fiscal year.
3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$685	$944	$1,241	$2,084

Class C	$293	$623	$1,098	$2,218

Class N	$87	$312	$586	$1,367

Class T	$364	$632	$939	$1,811

Class Y	$92	$314	$573	$1,316

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$193	$623	$1,098	$2,218